INTANGIBLE ASSETS (Details Narrative) - Winvests Group Ltd [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Intangible assets	$ 883,843
Amortization expense	126,307	$ 0
Remaining amortization 2022	84,198
Remaining amortization 2023	336,830
Remaining amortization 2024	336,830
Remaining amortization 2025	$ 125,985